Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Year-End Premises and Equipment

Year-end premises and equipment were as follows:

	At December 31,
	2020	2019
Land and improvements	$6,879	$6,651
Buildings and improvements	28,835	28,047
Furniture and equipment	22,849	21,988
Total	58,563	56,686
Accumulated depreciation	(35,983)	(33,815)
Premises and equipment, net	$22,580	$22,871